Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) credit_facility vessel	Dec. 31, 2019 USD ($) credit_facility	Dec. 31, 2018	Aug. 01, 2020 vessel Subsidiaries
Debt Instrument [Line Items]
Total principal	$ 321,681,000	$ 562,861,000
Repayments of Debt	$ 455,300,000
Weighted-average effective interest rate	3.00%	3.70%
Aggregate annual long-term principal repayments, remainder of 2020	$ 22,100,000
Aggregate annual long-term principal repayments, 2021	11,200,000
Aggregate annual long-term principal repayments, 2022	11,200,000
Aggregate annual long-term principal repayments, 2023	75,900,000
Aggregate annual long-term principal repayments, 2024	$ 201,300,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1	2
Line of Credit Facility, Maximum Borrowing Capacity	$ 485,600,000	$ 371,500,000
Line of Credit Facility, Remaining Borrowing Capacity	250,600,000	30,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year	47,200,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two	91,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Three	80,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Four	65,300,000
Long term Debt, Revolving Credit Facility Decrease in Amount Available Year Five	201,300,000
Total principal	$ 235,000,000	$ 341,132,000
Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1	3
Total principal	$ 86,681,000	$ 221,729,000
Debt instrument, interest rate, stated percentage	5.40%	5.40%
Debt Instrument, Collateral, Number of Vessels | vessel	4
Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
2020DebtFacilityMaturinginDecember2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	31
Debt Instrument, Collateral Amount	$ 1,021,400,000
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	379.00%
Minimum liquidity covenant requirement	$ 35,000,000.0
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
2020DebtFacilityMaturinginDecember2024 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	$ 235,000,000.0
Guaranteed By Teekay Corporation | Term Loans
Debt Instrument [Line Items]
Minimum liquidity as a percentage of debt	7.50%
Maintain the greater of free cash liquidity	$ 100,000,000.0
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Minimum [Member] | Term Loan Due 2023 [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Minimum [Member] | Guaranteed By Teekay Corporation | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.00%
Subsequent Event [Member] | Term Loan Due 2023 [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel				4
Subsequent Event [Member] | Financial Guarantee [Member] | Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Number of Subsidiaries | Subsidiaries				5